Fair Value Measurements (Detail) - The hierarchy for our financial assets measured at fair value on a recurring basis: (USD $)	Jan. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Videocon Industries Limited global depository receipts	$ 5,730,583	$ 4,728,367
Total financial assets	7,443,936	5,568,060	8,236,889
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Cash and cash equivalents	1,713,353	339,693	5,685
Fair Value, Inputs, Level 1 [Member] | U.S. Government Securities and Certificates of Deposit [Member]
Cash and cash equivalents
Fair Value, Inputs, Level 1 [Member]
Videocon Industries Limited global depository receipts	5,730,583	4,728,367
Total financial assets	7,443,936	5,068,060	5,387,736
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Cash and cash equivalents
Fair Value, Inputs, Level 2 [Member] | U.S. Government Securities and Certificates of Deposit [Member]
Cash and cash equivalents		500,000
Fair Value, Inputs, Level 2 [Member]
Videocon Industries Limited global depository receipts
Total financial assets		500,000	2,849,153
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member] | U.S. Government Securities and Certificates of Deposit [Member]
Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member]
Videocon Industries Limited global depository receipts
Total financial assets
Money Market Funds [Member]
Cash and cash equivalents	1,713,353	339,693	5,685
U.S. Government Securities and Certificates of Deposit [Member]
Cash and cash equivalents		$ 500,000